UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 161.7%

Security	Principal Amount (000’s omitted)	Value
Education — 15.0%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$11,402,137
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	16,540,587
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	17,438,850
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,789,874
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	11,179,476
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,291,040
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,790	10,510,555
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	17,302,311
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	8,025	8,672,778
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	15,798,780
Tennessee School Bond Authority, 5.50%, 5/1/38	5,000	5,789,050
University of California, 5.25%, 5/15/39	4,450	5,122,751
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	11,805,000
University of North Carolina at Charlotte, 5.00%, 4/1/32	2,090	2,482,000

		$144,125,189

Electric Utilities — 2.3%
JEA St. Johns River Power Park System Revenue, FL, 4.00%, 10/1/32(1)	$10,000	$10,428,000
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	7,110	8,203,802
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	3,425	3,884,087

		$22,515,889

Escrowed/Prerefunded — 0.9%
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), Prerefunded to 7/1/13, 5.25%, 7/1/32	$8,165	$8,448,081

		$8,448,081

General Obligations — 16.9%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$8,320	$9,524,902
City & County of San Francisco, CA, (Earthquake Safety & Emergency Response), 4.00%, 6/15/27	9,080	9,994,628
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,662,430
Florida Board of Education, 5.00%, 6/1/31	10,000	11,832,600
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	6,465	7,485,953
Georgia, 5.00%, 7/1/29	10,000	12,155,600
Hawaii, 5.00%, 12/1/29	7,620	9,184,691
Hawaii, 5.00%, 12/1/30	6,500	7,800,130
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,306,120
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/30(1)	10,000	11,966,500
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/36	15	17,299
Mississippi, 5.00%, 10/1/36(1)	12,075	13,925,856
New York, 5.00%, 12/15/30	7,660	9,232,292

Security	Principal Amount (000’s omitted)	Value
New York, 5.00%, 2/15/36	$5,000	$5,752,850
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/28	2,000	2,680,060
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35	180	199,762
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35(1)	12,250	13,594,928
Oregon, 5.00%, 8/1/35(1)	6,750	7,951,973
Oregon, 5.00%, 8/1/36	2,000	2,344,420
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/35	4,355	5,123,396
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	9,015,225
Virginia Beach, VA, 4.00%, 4/1/27	2,690	3,043,385
Virginia Beach, VA, 4.00%, 4/1/28	2,820	3,168,552

		$161,963,552

Hospital — 6.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,152,860
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	2,026,827
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,760	12,841,332
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	4,215	4,555,277
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,520	2,599,960
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	860	897,393
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	4,535	4,734,177
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,900	3,932,916
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,932,295
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	8,310	2,423,861
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	2,486,900
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,660,556
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	2,000	2,194,600
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42	100	109,110
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42(1)	900	981,990
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	6,105	6,717,576

		$61,247,630

Industrial Development Revenue — 0.6%
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	$1,000	$1,103,060
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	4,370	4,661,829

		$5,764,889

Insured-Education — 2.9%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$14,400	$19,327,680
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	8,679,578

		$28,007,258

Insured-Electric Utilities — 3.5%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$5,000	$5,735,000
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	1,350	1,596,915
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	14,208,193
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	3,046,079
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	7,840	9,347,554

		$33,933,741

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 0.6%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.125%, 11/15/39	$3,950	$4,370,952
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	1,050	1,164,345

		$5,535,297

Insured-General Obligations — 10.9%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$3,750	$5,072,325
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	9,713,492
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	9,002,800
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	1,010	1,038,967
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	39,750	30,689,783
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	7,776,650
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	10,169,208
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38	95	105,862
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	12,202,023
Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,750	13,527,240
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	4,835	4,983,048

		$104,281,398

Insured-Hospital — 16.1%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$9,216,405
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	12,436,490
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	12,577,320
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,500	17,154,625
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,795	4,096,247
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	16,128,000
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,701,575
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,991,135
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,873,303
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	19,902,403
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	5,250	5,684,385
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	545	585,439
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	410	440,422
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	3,250	3,491,150
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,640,275
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,795	6,785,945
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,611,151
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,918,936

		$154,235,206

Security	Principal Amount (000’s omitted)	Value
Insured-Industrial Development Revenue — 1.0%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$9,000	$10,089,180

		$10,089,180

Insured-Lease Revenue/Certificates of Participation — 9.1%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,910	$3,373,650
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	26,846,640
San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	42,750	42,881,243
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	14,325,350

		$87,426,883

Insured-Other Revenue — 4.2%
Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	$25,875	$27,019,710
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	16,795	5,215,351
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	8,245,328

		$40,480,389

Insured-Solid Waste — 0.5%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,252,632
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,840,482

		$5,093,114

Insured-Special Tax Revenue — 7.0%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$17,940	$17,514,642
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	11,073,310
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	12,849,750
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	79,275	6,393,529
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	47,740	7,412,112
Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,800	12,229,164

		$67,472,507

Insured-Student Loan — 0.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$7,615	$8,657,037

		$8,657,037

Insured-Transportation — 20.3%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$23,316,433
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	9,103,332
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23(2)	10,070	875,184
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28(2)	3,100	182,621
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(2)	15,000	3,665,850
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	7,264,236
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	6,070,500
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,770,398
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,446,825
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	23,751,418
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,000	15,838,060
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	2,043,236
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	13,487,526

Security	Principal Amount (000’s omitted)	Value
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	$1,015	$1,166,905
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,335,009
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,000	23,205,600
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	11,362,500
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	813,526
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	921,063
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	438,910
San Joaquin Hills, Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	14,398,065
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	23,845	19,238,861

		$194,696,058

Insured-Water and Sewer — 14.9%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,000	$2,232,820
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,185	3,687,306
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	1,985	2,298,054
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,170	3,655,169
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,060	3,474,324
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	9,657,582
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	12,629,200
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	9,776,105
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,570	31,087,360
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,449,749
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,459,191
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	9,353,298
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	11,384,135
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,658,265
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	31,250,752

		$143,053,310

Lease Revenue/Certificates of Participation — 1.6%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,565	$3,048,041
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	335	397,501
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	11,865,700

		$15,311,242

Other Revenue — 2.7%
New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$12,354,545
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	11,232,372
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/31	1,440	1,547,093
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	1,200	1,284,168

		$26,418,178

Senior Living/Life Care — 0.1%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,369,427

		$1,369,427

Special Tax Revenue — 5.2%
Michigan Trunk Line Fund, 5.00%, 11/15/30	$1,390	$1,653,363
Michigan Trunk Line Fund, 5.00%, 11/15/31	1,500	1,781,595
Michigan Trunk Line Fund, 5.00%, 11/15/33	1,285	1,508,449
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,020	1,184,312
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	23,116,200
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 12/15/32	7,180	8,568,181
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	10,000	11,783,000

		$49,595,100

Security	Principal Amount (000’s omitted)	Value
Transportation — 10.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$8,275	$9,349,178
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,912,829
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,283,011
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	6,735	7,566,705
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,940	12,119,223
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	12,287,200
New York Thruway Authority, 5.00%, 1/1/37	780	880,909
New York Thruway Authority, 5.00%, 1/1/42	4,695	5,255,865
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	2,915	3,267,569
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	2,590	2,874,071
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	4,884,200
Port Authority of New York and New Jersey, 4.00%, 7/15/32(1)	9,650	10,476,619
Port Authority of New York and New Jersey, 4.75%, 7/15/31	4,300	4,770,506
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,682,800
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	5,320	5,787,734
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,634,000

		$100,032,419

Water and Sewer — 7.7%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$12,173,100
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	3,192,374
Chicago, IL, Water Revenue, 5.00%, 11/1/42	5,000	5,661,450
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,137,785
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,785	1,929,853
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	9,750	11,509,387
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	11,539,900
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,622,735
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	7,038,713
New York Municipal Water Finance Authority, 5.00%, 6/15/34	10,000	11,568,600
Portland, OR, Water System, 5.00%, 5/1/36	5,385	6,253,385

		$73,627,282

Total Tax-Exempt Municipal Securities — 161.7% (identified cost $1,420,632,310)		$1,553,380,256

Corporate Bonds & Notes — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
Municipal — 0.0%(3)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(4)(5)	$125	$0
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(4)(5)	416	208,140

Total Corporate Bonds & Notes — 0.0%(3) (identified cost $0)		$208,140

Total Investments — 161.7% (identified cost $1,420,632,310)		$1,553,588,396

Other Assets, Less Liabilities — (61.7)%		$(592,981,498)

Net Assets — 100.0%		$960,606,898

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

California	12.9%
Texas	12.7%
New York	12.2%
Others, representing less than 10% individually	62.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 56.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 20.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Amount is less than 0.05%.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	333 U.S. 30-Year Treasury Bond	Short	$(49,946,789)	$(49,117,500)	$829,289

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $829,289.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$804,822,106

Gross unrealized appreciation	$159,681,064
Gross unrealized depreciation	(24,244,774)

Net unrealized appreciation	$135,436,290

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$1,553,380,256	$—	$1,553,380,256
Corporate Bonds & Notes	—	—	208,140	208,140
Total Investments	$—	$1,553,380,256	$208,140	$1,553,588,396
Futures Contracts	$829,289	$—	$—	$829,289
Total	$829,289	$1,553,380,256	$208,140	$1,554,417,685

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2012 is not presented. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013